Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2020
Other operating income and expenses
Schedule of other operating income and expenses

10. Other operating income and expenses

EURm	2020	2019	2018
Continuing operations
Other operating income(1)
Gains from unlisted venture funds	80	87	162
Foreign exchange gain on hedging forecasted sales and purchases, net	5	–	–
Profit on sale of property, plant and equipment	3	18	21
Subsidies and government grants	3	8	8
Change in the loss allowance and impairment losses on trade receivables, net	–	28	–
Other	59	96	76
Total	150	237	267
Other operating expenses(1)
Goodwill impairment	(200)	–	–
Change in the loss allowance and impairment losses on trade receivables, net	(171)	–	(45)
Losses and expenses related to unlisted venture funds	(19)	(36)	(118)
Retirements and loss on sale of property, plant and equipment	(10)	(27)	(52)
Changes in provisions	(5)	(47)	(13)
Foreign exchange loss on hedging forecasted sales and purchases, net	–	(88)	(27)
Other	(68)	(67)	(57)
Total	(473)	(265)	(312)

(1) In 2020, the Group reclassified certain items of income and expenses from other operating income and expenses to the functions. The comparative amounts for 2019 and 2018 have been recast accordingly. Refer to Note 2,  Significant accounting policies.